INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of current and deferred components of the income tax expense

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax (expense) benefits	—	(16,441)	14,578
Deferred tax (expense) benefits	(2,616)	(516)	20,041

	(2,616)	(16,957)	34,619

Summary of principle components of deferred tax assets and deferred taxes liability
The principle components of deferred tax assets were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Deductible temporary difference related to advertising expenses	51,607	458,991
Net operating loss carrying forwards	19,461	160,919
Tran sfer of intangible assets	—	1,679
Accrued liabilities	—	300

Total deferred tax assets	71,068	621,889
Less: valuation allowance	(40,352)	(573,565)

Deferred tax assets net	30,716	48,324

The principle components of deferred tax liabilities were as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Deferred tax liabilities
Building and land use right	—	72,447
Intangible assets	25	3,287
Deferred revenue	—	2,750
Unrecognized gains of available-for-sale investments	—	213

Total deferred tax liabilities	25	78,697

Sumamry of reconciliation of effective tax rate and statutory income tax rate
The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income (loss) before provision for income taxes and share of results of equity investees	21,397	242,239	(1,427,612)
Income tax (expenses) benefits computed at an applicable tax rate of 25%	(5,349)	(60,560)	356,903
Effect of permanent differences	(4,100)	(11,010)	55,935
Effect of research and development super-deduction	—	38,078	88,881
Effect of preferential tax rate	18,243	10,399	62,404
Effect on tax rates in different tax jurisdictions	—	3,691	(1,278)
Change in valuation allowance	(11,410)	2,445	(528,226)

	(2,616)	(16,957)	34,619

Summary of movements of valuation allowance
The movements of valuation allowance for the years end December 31, 2018, 2019 and 2020 are as follows:

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of the period	31,387	42,797	40,352
Acquisitions	—	—	4,987
Additions	11,410	36,138	529,915
Reversal	—	(38,583)	(1,689)

Balance at end of the period	42,797	40,352	573,565